Cash and Cash Equivalents and Bank Overdraft (Tables)	12 Months Ended
Feb. 28, 2023
Cash and Cash Equivalents and Bank Overdraft [Abstract]
Schedule of cash and cash equivalents and bank overdraft
	As of February 28
Figures in Rand thousands	2023	2022

Cash on hand	398	2,175
Bank balances	318,630	717,935
Short-term deposits	646,762	11,638
Cash and cash equivalents in the consolidated statement of financial position	965,790	731,748
Bank overdrafts	(40)	(13,722)
Cash and cash equivalents in the consolidated statement of cash flows	965,750	718,026

Current assets	965,790	731,748
Current liabilities	(40)	(13,722)
	965,750	718,026